Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and due from banks	$ 1,689	$ 1,581
Interest-earning demand deposits	6,244	4,710
Total Cash and Cash Equivalents	7,933	6,291
Securities available-for-sale, at fair value	18,126	18,331
Securities held-to-maturity, at amortized cost (fair value of 2019 $5,297; 2018 $6,030)	5,166	6,052
Investment in restricted stock, at cost	2,757	3,637
Loans held for sale	2,194	2,133
Loans, net of allowance for loan losses (2019 $1,641; 2018 $1,561)	274,508	281,741
Bank owned life insurance	3,877	3,819
Accrued interest receivable	807	876
Premises and equipment, net	2,439	2,731
Operating lease right-of-use assets	2,123
Foreclosed real estate	730
Other assets	2,650	2,658
Total Assets	323,310	328,269
Deposits:
Non-interest-bearing	12,886	10,947
Interest-bearing	222,674	211,668
Total Deposits	235,560	222,615
Short-term borrowings	1,000	13,750
Long-term borrowings	50,735	58,076
Official bank checks	519	863
Operating lease liabilities	2,322
Other liabilities	1,630	1,452
Total Liabilities	291,766	296,756
Commitments and Contingent Liabilities - see Note 12
Stockholders' Equity
Preferred stock - par value $0.01; 25,000,000 shares authorized, no shares issued and outstanding
Common stock, par value $0.01; 50,000,000 authorized shares; 1,940,661 shares issued and outstanding	19	19
Paid-in capital	16,081	15,746
Retained earnings	15,699	16,212
Accumulated other comprehensive loss	(9)	(183)
Unearned ESOP shares, at cost	(246)	(281)
Total Stockholders' Equity	31,544	31,513
Total Liabilities and Stockholders' Equity	$ 323,310	$ 328,269